Condensed Interim Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016
Common shares, par value	$ 0	$ 0	$ 0
Common shares, shares issued	1,502,870	1,502,870	1,448,036
Common shares, shares outstanding	1,502,870	1,502,870	1,448,036